General (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Nature Of Operations Disclosure [Abstract]
Net Income (Loss)	$ (103,000)
Cash flows from operating activities	(15,386)	$ (23,611)	$ (20,370)
Cash equivalents, and short-term deposits	$ 14,300